UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22069

UST Global Private Markets Fund, LLC
(Exact name of registrant as specified in charter)

100 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-866-637-2587

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UST Global Private Markets Fund, LLC
Schedule of Investments
June 30, 2012 (Unaudited)

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members' Equity - Net Assets (F)

Leveraged Buyout
0.87%	Charlesbank Equity Fund VII, L.P.	10/2009 - 06/2012	North America	$10,000,000	$3,953,763	$4,057,754	6.98%
0.12%	Charterhouse Capital Partners IX, L.P. (H)	01/2009 - 06/2012	Europe	6,556,257	2,739,051	3,180,121	5.47%
0.16%	Hellman & Friedman Capital Partners VII, L.P.	08/2011 - 06/2012	North America	10,000,000	2,178,190	1,941,519	3.34%
1.48%	HgCapital 6 A, L.P. (I)	03/2010 - 06/2012	Europe	7,756,879	5,611,242	5,635,372	9.69%
1.37%	SPC Partners IV, L.P.	12/2008 - 04/2012	North America	5,000,000	3,038,976	4,479,514	7.70%
0.25%	TA XI, L.P.	07/2010 - 06/2012	North America	10,000,000	4,102,250	3,934,833	6.76%
0.23%	Thomas H. Lee Equity Fund VI, L.P.	12/2010 - 05/2012	North America	9,356,708	6,182,296	7,491,848	12.88%
				58,669,844	27,805,768	30,720,961	52.82%
Special Situations
0.33%	Carlyle Realty Partners V, L.P.	03/2011 - 06/2012	North America	7,488,963	4,802,748	7,234,532	12.44%
0.82%	Royalty Opportunities, S.àr.l.	08/2011 - 11/2011	Europe	5,000,000	910,000	895,823	1.54%
1.57%	Starwood Global Opportunities Fund VIII, L.P.	10/2009 - 06/2012	North America	7,000,000	5,502,035	6,998,221	12.03%
				19,488,963	11,214,783	15,128,576	26.01%
Venture Capital
0.68%	Battery Ventures VIII Side Fund, L.P.	08/2008 - 11/2011	North America	1,800,000	1,110,013	1,686,259	2.90%
1.57%	Draper Fisher Jurvetson Fund X, L.P.	07/2010 - 06/2012	North America	5,000,000	2,312,500	2,486,430	4.27%
1.63%	Trinity Ventures X, L.P.	03/2009 - 06/2012	North America	5,000,000	3,044,900	4,154,908	7.14%
				11,800,000	6,467,413	8,327,597	14.31%

	Total Investments in Portfolio Funds			$89,958,807	$45,487,964	54,177,134	93.14%
	Other Assets & Liabilities (Net)					3,996,807	6.86%
	Members' Equity - Net Assets					$58,173,941	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2012 aggregated $45,487,964. Total fair value of illiquid and restricted securities at June 30, 2012, was $54,177,134 or 93.14% of net assets.
(C)	Acquisition Dates cover a period from the original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Represents the Fund's capital account balance as a percentage of the Portfolio Funds' total capital or the Fund's commitment as a percentage of the Portfolio Fund's total commitments.
(E)	The estimated cost of the Portfolio Funds at June 30, 2012 for Federal income tax purposes aggregated $39,893,911. The resulting estimated net unrealized appreciation for Federal income tax purposes on the Portfolio Funds at June 30, 2012 is $14,283,223, which consists of unrealized appreciation and depreciation of $15,853,244 and $1,570,021, respectively.
(F)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(G)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar equivalent at June 30, 2012 is $6,556,257.
(I)	The commitment to HgCapital 6 A, L.P. is £5,000,000. The U.S. Dollar equivalent at June 30, 2012 is $7,756,879.

Valuation of Investments

UST Global Private Markets, LLC (the "Fund") computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Bank of America Capital Advisors LLC (the “Investment Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Fund (the “Board”).

The Board has approved the Procedures pursuant to which the Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Fund. The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Investment Advisor believes to be reliable. Generally, the value of each Portfolio Fund is determined to be that value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Fund follows the authoritative guidance under accounting principles generally accepted in the United States of America (“U.S. GAAP”) for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Portfolio Fund’s valuation, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Fund’s stated accounting policies. In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation. If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Fund on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures. In determining fair value of a Portfolio Fund, the Investment Adviser shall calculate a value for such Portfolio Fund subject to review and supervision by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Fund could reasonably expect to receive from the Portfolio Fund if the Fund were able to sell its interests in the Portfolio Fund at that time. In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Fund's investments in the Portfolio Funds have been classified within Level 3, and the Fund generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds where the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of June 30, 2012.

	Assets at Fair Value as of June 30, 2012
	Level 1	Level 2	Level 3	Total

Assets:
Leveraged Buyout	$-	$-	$30,720,961	$30,720,961
Special Situations	-	-	15,128,576	15,128,576
Venture Capital	-	-	8,327,597	8,327,597

Totals	$-	$-	$54,177,134	$54,177,134

The following table includes a rollforward of the amounts for the period from April 1, 2012 to June 30, 2012 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs
Investments in Portfolio Funds
Balance as of April 1, 2012	$52,084,424
Net change in unrealized depreciation on investments	(235,044)
Net realized gain on investments	914,556
Contributions	3,039,300
Distributions	(1,626,102)
Balance as of June 30, 2012	$54,177,134

The net change in unrealized depreciation relating to Level 3 investments still held at the reporting date is $235,044.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Portfolio Funds as of June 30, 2012 is five to eight years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UST Global Private Markets Fund, LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	August 29, 2012

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	August 29, 2012